Share-based payments	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

Note 17 - Share-based payments

Common Options

The Company has a share-based payments plan for its employees. As stated in the terms of the share-based compensation plan (the “Plan”), eligible employees will obtain share-based payments pursuant to the terms of the Plan.

For the nine-month period ended September 30, 2024, the Company did not grant options under the Plan.

The following table illustrates the movements in share options under the Plan during the nine-month period ended September 30, 2024 and for the year ended December 31, 2023. Derived from the 3-for-1 share split effected in connection with the IPO, each option grants employees to acquire 3 Class C shares of BBB Foods Inc:

Number of share
options
Outstanding as of January 1, 2023	9,788,750
Granted during the year	2,090,000
Forfeited during the year	(215,000)
Outstanding as of December 31, 2023	11,663,750
Exercisable as of December 31, 2023	—
Granted during the nine-month period	—
Forfeited during the nine-month period	—
Outstanding as of September 30, 2024	11,663,750
Exercisable as of September 30, 2024	—

As of September 30, 2024, there are 11,663,750 Common Options outstanding. Of these, 5,775,625 options have vested, while 5,888,125 options remain unvested.

Exit Options

Exit Options will be paid in equity in the occurrence of an exit event, such as an IPO; therefore, the vesting period of such options represents the best estimate of the Company for the occurrence of an exit event.

The fair value of the share options vested is determined using an option pricing model and a binomial tree valuation model, which considers the Company’s share price based on future discounted cash flows. The Company awarded options to purchase Class C Shares, each share having a par value of one cent U.S. dollars (US$0.01).

For the year ended December 31, 2023 the Company granted 126,664 Exit Options to former members of the Board of Directors, that were previously granted in 2020 and forfeited in 2021. In January 2023, the Company re-granted the same number of Exit Options to such former members of the Board of Directors, which simultaneously vested in its entirety for not having the performance condition of being at the Company until the occurrence of an IPO, and the award was recognized as a new grant. The fair value of the share options vested is determined using an option pricing model and a binomial tree valuation model, which considers the Company’s share price based on future discounted cash flows. The Company awarded options to purchase Class C Shares, each share having a par value of one cent U.S. dollars (US$0.01).

The following table illustrates the movements in Exit Options during the nine-month period ended September 30, 2024 and for the year ended December 31, 2023. Derived from the 3-for-1 share split effected in connection with the IPO, each option grants employees to acquire 3 Class C shares of BBB Foods Inc:

Number of share
options
Outstanding as of January 1, 2023	2,354,994
Granted during the year	126,664
Forfeited during the year	—
Outstanding as of December 31, 2023	2,481,658
Exercisable as of December 31, 2023	—
Granted during the nine-month period	—
Forfeited during the nine-month period	—
Outstanding as of September 30, 2024	2,481,658
Exercisable as of September 30, 2024	—

As a result of the IPO (See Note 1), all the outstanding Exit Options as of September 30, 2024, have vested.

The share-based payments during the nine-month periods ended September 30, 2024 and 2023 were recognized in administrative expenses as follow:

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Options granted under the Plan	Ps.	375,280	Ps.	178,157
Exit Options		20,774		124,281
Share-based payments	Ps.	396,054	Ps.	302,438